UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Jun 30, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Marshall Wace Asia Ltd.
Address: 2812-2815, 28th Fl., 1 Harbour View Rd., One International Finance Centre, Central, Hong Kong

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Messiana
Title:     Head of Operations - Americas
Phone:     203.625.3200
Signature, Place and Date of Signing:

      August 12, 2011


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    77353(*1000)

                                                               FORM 13F INFORMATION TABLE
                                                               VALUE     SHARES/ SH/ PUT/     INVSTMT   OTHER     VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS     CUSIP        x($1000)  PRN AMT  PRN CALL     DISCRETN MANAGERS  SOLE  SHARED  NONE
  ---------------------------- ---------------- --------- 	-------- -------- --- ----   -------- --------- ------ -------- -
D	AMERICAN EXPRESS	COMMON STOCK	US0258161092	4794	92734	SH		SOLE	0	92734	0	0
D	ASIAINFO-LINKAGE	COMMON STOCK	04518A104	43	2600	SH		SOLE	0	2600	0	0
D	BAIDU INC-SP ADR	ADRS STOCK	056752108	84	600	SH		SOLE	0	600	0	0
D	CATHAY FINA-CW12	COMMON STOCK	17308W581	76	49000	SH		SOLE	0	49000	0	0
D	CITIC SECUR-CW10	COMMON STOCK	US17307D5840	1003	495800	SH		SOLE	0	495800	0	0
D	CITIGROUP INC		COMMON STOCK	172967424	23643	567807	SH		SOLE	0	567807	0	0
D	E*TRADE FINANCIA	COMMON STOCK	269246401	10145	735162	SH		SOLE	0	735162	0	0
D	FIFTH THIRD BANC	COMMON STOCK	316773100	17755	1392575	SH		SOLE	0	1392575	0	0
D	FOCUS MEDIA-ADR		ADRS STOCK	34415V109	1116	35900	SH		SOLE	0	35900	0	0
D	HUNTINGTON BANC		COMMON STOCK	446150104	17615	2685213	SH		SOLE	0	2685213	0	0
D	IPATH-S&P S/T FU	ETF STOCK	US06740C2614	2155	101958	SH		SOLE	0	101958	0	0
D	ISHARES-MALAYSIA	ETF STOCK	464286830	293	19200	SH		SOLE	0	19200	0	0
D	ISHARES-S KOREA		ETF STOCK	464286772	608	9350	SH		SOLE	0	9350	0	0
D	JP MORGAN CHASE		COMMON STOCK	46625H100	1873	45747	SH		SOLE	0	45747	0	0
D	KEYCORP			COMMON STOCK	493267108	7132	856169	SH		SOLE	0	856169	0	0
D	MORGAN STANLEY		COMMON STOCK	617446448	6936	301436	SH		SOLE	0	301436	0	0
D	NEW ORIENTAL-ADR	ADRS STOCK	647581107	45	400	SH		SOLE	0	400	0	0
D	PNC FINANCIAL SE	COMMON STOCK	693475105	6986	117191	SH		SOLE	0	117191	0	0
D	TAIWAN SEMI-CW12	ADRS STOCK	17308W755	2272	904000	SH		SOLE	0	904000	0	0
D	VISA INC-CLASS A	COMMON STOCK	92826C839	7571	89855	SH		SOLE	0	89855	0	0
S REPORT SUMMARY                20 DATA RECORDS              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED